Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
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Derivative Financial Instruments
Note 7. Derivative Financial Instruments
To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2023 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 5.6% (5.0% and 3.1% in 2022 and 2021, respectively). The Company adhered to the fallback provision from ISDA as a part of the transition from IBOR.

An analysis of the derivative financial instruments contracted by the Company at December 31, 2022 and 2023 is as follows:

	At December 31,
	2022				2023
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	140	Ps.	91,469	US$	150	Ps.	56,426
Swaps US Dollar – Euro	US$	800		1,845,832	US$	800		257,278
Swaps Yen – US Dollar		¥6,500		101,409		¥6,500		34,720
Swaps Euro – US Dollar		—		—		€152		104,070
Forwards US Dollar – Mexican Peso	US$	100		6,636	US$	228		12,009
Forwards Brazilian Real – US Dollar	R$	2,899		225,933	R$	5,201		407,878
Forwards Euro – US Dollar		€509		331,401		€1,390		573,653

Total Assets			Ps.	2,602,680			Ps.	1,446,034

	At December 31,
	2022				2023
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Mexican Peso	US$	1,750	Ps.	(731,565)	US$	3,140	Ps.	(5,147,566)
Swaps US Dollar – Euro	US$	150		(215,240)	US$	150		(276,227)
Swaps Yen – US Dollar		¥6,500		(230,843)		¥6,500		(270,825)
Swaps Pound Sterling – Euro		£640		(2,070,175)		£640		(1,586,633)
Swap Pound Sterling – US Dollar		£1,560		(11,507,501)		£1,560		(8,069,567)
Swaps Euro – US Dollar		€1,145		(3,474,154)		€825		(1,680,315)
Swaps Euro – Mexican Peso		€750		(2,880,279)		—		—
Forwards US Dollar – Mexican Peso	US$	1,945		(783,334)	US$	742		(311,288)
Forwards Brazilian Real – US Dollar	R$	2,763		(122,201)	R$	123		(459)
Forwards Euro – US Dollar		€952		(915,854)		€435		(160,448)
Forwards Euro – Mexican Peso		—		—		€50		(16,267)
Put option		€374		(368,364)		—		—
Call option		€2,097		(2,031,836)		€2,020		(376,784)

Total Liabilities		—	Ps.	(25,331,346)		—	Ps.	(17,896,379)

*	Totals may not sum due to rounding.
The changes in the fair value of these derivative financial instruments for the years ended December 31, 2021, 2022 and 2023 amounted to a loss of Ps. (6,755,214), Ps. (28,639,687) and Ps. (10,268,520), respectively. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2024	2025	2026	2027	2028 Thereafter
Assets
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	150
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	800
Swaps Euro – US Dollar	€	—	—	—	152	—
Forwards US Dollar – Mexican Peso	US$	228	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	5,201	—	—	—	—
Forwards Euro – US Dollar	€	1,390	—	—	—	—
Liabilities
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	3,140
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Euro – US Dollar	€	175	—	—	250	400
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps Sterling Pound – Euro	£	—	—	390	—	250
Swap Sterling Pound – US Dollar	£	—	—	110	—	1,450
Forwards US Dollar – Mexican Peso	US$	742	—	—	—	—
Forwards Euro – US Dollar	€	435	—	—	—	—
Forwards Brazilian Real – US Dollar	R$	123	—	—	—	—
Forwards Euro – Mexican Peso	€	50	—	—	—	—
Call Option	€	2,020	—	—	—	—